Shareholders' equity	12 Months Ended
Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' equity
Shareholders' equity
The Company is authorized to issue 50,000,000 Class A ordinary shares and 30,000,000 Class B ordinary shares which will be subject to the same provisions with reference to the payment of calls, liens, transfers, transmissions, forfeitures and otherwise as the shares in issue. As of March 31, 2018 and 2017, the Company' issued and outstanding share capital was as follows:

	March 31, 2018	March 31, 2017
Common stock issued:
Class A ordinary shares	22,946,399	22,104,012
Class B ordinary shares	11,117,582	11,436,022
Less: Common stock held in treasury	(61,874)	(93,813)
Common stock outstanding	34,002,107	33,446,221

The Company's authorized and issued common stock shares have no par value.
During the year ended March 31, 2018, the Company's shares held in treasury decreased by 31,939 shares or $2,604. The treasury shares were withheld to pay the withholding taxes upon the vesting of the instruments granted under SOP III program discussed in Note 18 below.
14. Shareholders' equity (Continued)
In November, 2017, the Company's Board approved cancellation of the treasury shares in the amount of 134,900 shares so that they can be returned to authorized and unissued capital.
During the year ended March 31, 2018, 318,440 Class B ordinary shares were converted to Class A ordinary shares.